Trade and other receivables - Movement in the provision for impairment of trade receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Movements on the provision for impairment of trade receivables
Balance at beginning of year	$ 15	$ 15	$ 17
Provision for receivable impairment	6	1	2
Receivables written off during the year as uncollectible		(1)	(2)
Exchange	2		(2)
Balance at end of year	$ 23	$ 15	$ 15